Condensed Financial Information of The Parent Company (Details) - Schedule of statements of cash flows - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities
Net income	¥ 170,012	$ 26,680	¥ 176,100	¥ 149,918
Equity in earning of subsidiaries	(267,436)	(41,967)	(184,869)	(149,918)
Change in fair value of warrant liabilities	16,421	2,577	(3,904)
Change in fair value of contingent consideration	33,584	5,270	14,068
Share Based Compensation	31,857	4,999
Changes in operating assets and liabilities
Prepaid expense and other current assets	(925)	(145)	(392)
Accrued expenses and other current liabilities	2,414	379
Net cash provided by operating activities	(14,073)	(2,207)	1,003
Cash flows from investing activities
Proceeds from subsidiaries				136,953
Net cash provided by investing activities				136,953
Cash flows from financing activities
Dividends distribution to shareholders				(104,590)
Capital distribution due to reorganization				(32,328)
Due to related parties	14,263	2,237	(26,590)
Net cash acquired in the reverse recapitalization			32,659
Payment of listing costs			(6,924)
Net cash used in financing activities	14,263	2,237	(855)	(136,918)
Net increase in cash and cash equivalents	190	30	148	35
Cash and cash equivalents at beginning of the year	183	29	35
Cash and cash equivalents at end of the year	¥ 373	$ 59	¥ 183	¥ 35